Warrant Liability (Details)				12 Months Ended
	Dec. 09, 2022 CNY (¥)	Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 09, 2022 USD ($)
Warrant liability [Line Items]
Fair value private warrants							¥ (832,355)
Retained Earnings (Accumulated Deficit)				¥ (863,708,298)		(940,331,198)		$ (120,153,066)
MicroAlgo [Member]
Warrant liability [Line Items]
Ordinary share issued				43,856,706				43,856,706
Par value | $ / shares								$ 0.001
Private warrant				4,825,000				4,825,000
Retained Earnings (Accumulated Deficit)	¥ 2,100,000								$ 300,000
Private Warrants [Member]
Warrant liability [Line Items]
Pivate placement per units | $ / shares								$ 11.5
Private warrant				1				1
Fair value private warrants	¥ 861,869	$ 123,750
Private Warrants [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Fair value private warrants | $			$ 380,000
Ordinary Share [Member]
Warrant liability [Line Items]
Ordinary share issued				1				1
Private Placement Units [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Shares consummated				225,000	225,000
IPO [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Pivate placement per units | $ / shares								$ 10